Derivative and Hedging Instruments - Cost of Hedging (Details) - IFRS 9 - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Foreign exchange risk
Accumulated other comprehensive income (loss) [Roll Forward]
Accumulated other comprehensive income (loss), beginning of year	$ 111	$ 0
Changes in fair value	(143)	111
Amount reclassified to profit or loss	(37)	0
Accumulated other comprehensive income (loss), end of year	5	111
Foreign exchange and interest rate risk
Accumulated other comprehensive income (loss) [Roll Forward]
Accumulated other comprehensive income (loss), beginning of year	8	18
Changes in fair value	(3)	(10)
Amount reclassified to profit or loss	0	0
Accumulated other comprehensive income (loss), end of year	$ 5	$ 8